NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Estimated useful lives of properties
Buildings and improvements	- 15 to 40 years
Other building and land improvements	- 20 years
Furniture, fixtures and equipment	- 5 to 10 years